EARNINGS/(LOSS) PER SHARE (Details) ¥ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	May 31, 1996 shares
Earnings per share [line items]
Profit/(Loss) attributable to owners of the Company	$ (152,704)	[1]	¥ (973,119,000)	¥ (557,876,000)	¥ 748,439,000
Basic and diluted earnings/(loss) per share | ¥ / shares			¥ (0.14)	¥ (0.08)	¥ 0.11
Basic and diluted earnings/(loss) per equivalent ADS | ¥ / shares			¥ (6.87)	¥ (3.94)	¥ 5.28
Ordinary shares [member]
Earnings per share [line items]
Weighted average number of ordinary shares in issue	7,083,537,000		7,083,537,000	7,083,537,000	7,083,537,000
Dilutive potential ordinary share	0		0	0	0
ADS [member]
Earnings per share [line items]
Weighted average number of ordinary shares in issue	141,670,740		141,670,740	141,670,740	141,670,740
H shares [Member]
Earnings per share [line items]
Profit/(Loss) attributable to owners of the Company | ¥			¥ (973,119,000)	¥ (557,876,000)	¥ 748,439,000
Number of H shares each American Depositary Share represents	50		50			50

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021or on any other date.